ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
1
Absolute Funds
Shares Security Description Value
Common Stock - 50.9%
Communication Services - 7.1%
860 Alphabet, Inc., Class A
(a)
$ 1,874,164
645 Alphabet, Inc., Class C
(a)
1,410,905
3,321 Charter Communications, Inc., Class A
(a)
1,555,988
8,901 Liberty Media Corp.-Liberty SiriusXM
(a)
320,792
17,181 Meta Platforms, Inc., Class A
(a)(b)
2,770,436
11,171 Motorola Solutions, Inc. 2,341,442
565 Netflix, Inc.
(a)(b)
98,802
29,515 Warner Bros Discovery, Inc.
(a)(b)
396,091
10,768,620
Consumer Discretionary - 14.1%
1,200 Alibaba Group Holding, Ltd., ADR
(a)(b)
136,416
22,840 Amazon.com, Inc.
(a)
2,425,837
498 Booking Holdings, Inc.
(a)
870,997
13,000 Camping World Holdings, Inc. 280,670
23,396 CarMax, Inc.
(a)
2,116,870
2,800 Carvana Co.
(a)
63,224
14,340 Dollar Tree, Inc.
(a)
2,234,889
7,555 Expedia Group, Inc.
(a)
716,441
6,710 Fisker, Inc.
(a)(b)
57,505
7,056 Foot Locker, Inc. 178,164
91,361 General Motors Co.
(a)
2,901,625
46,415 Gildan Activewear, Inc. 1,335,824
16,109 Hasbro, Inc. 1,319,005
44,860 Las Vegas Sands Corp.
(a)(b)
1,506,847
6,421 Lowe's Cos., Inc. 1,121,556
7,300 MGM Resorts International
(b)
211,335
20,650 PACCAR, Inc. 1,700,321
3,901 Spark Networks SE, ADR
(a)
12,444
22,268 The Walt Disney Co.
(a)(b)
2,102,099
21,292,069
Consumer Staples - 1.2%
25,740 Coty, Inc., Class A
(a)
206,178
15,595 Philip Morris International, Inc.
(b)
1,539,850
1,746,028
Energy - 1.9%
11,200 EOG Resources, Inc.
(b)
1,236,928
13,355 Occidental Petroleum Corp.
(b)
786,342
3,700 Pioneer Natural Resources Co.
(b)(c)
825,396
2,848,666
Financials - 10.7%
4,675 AerCap Holdings NV
(a)
191,395
6,490 American Express Co. 899,644
5,600 Aon PLC, Class A 1,510,208
14,919 Berkshire Hathaway, Inc., Class B
(a)
4,073,185
13,541 Blackstone, Inc., Class A 1,235,345
17,465 Intercontinental Exchange, Inc. 1,642,409
9,171 JPMorgan Chase & Co. 1,032,746
10,659 Northern Trust Corp. 1,028,380
800 PayPal Holdings, Inc.
(a)(b)
55,872
5,205 Rocket Cos., Inc. 38,309
33,270 The Charles Schwab Corp.
(b)
2,101,999
12,101 Visa, Inc., Class A 2,382,566
1,500 Zillow Group, Inc., Class C
(a)(b)
47,625
16,239,683
Health Care - 1.7%
9,824 Becton Dickinson and Co. 2,421,911
2,892 Semler Scientific, Inc.
(a)
81,496
2,503,407
Industrials - 3.6%
45,480 Hayward Holdings, Inc.
(a)
654,457
9,577 Jacobs Engineering Group, Inc. 1,217,524
5,140 KB Home 146,284
5,623 Keysight Technologies, Inc.
(a)
775,131

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2022
2
Absolute Funds
Shares Security Description Value
Industrials - 3.6% (continued)
13,762 Quanta Services, Inc. $ 1,724,929
5,265 United Parcel Service, Inc., Class B 961,073
5,479,398
Information Technology - 10.6%
7,000 Activision Blizzard, Inc.
(b)(c)
545,020
15,140 Analog Devices, Inc.
(b)
2,211,803
29,307 Apple, Inc.
(c)
4,006,853
14,613 Arista Networks, Inc.
(a)
1,369,823
9,371 Autodesk, Inc.
(a)
1,611,437
15,215 GoDaddy, Inc., Class A
(a)
1,058,355
17,032 Salesforce, Inc.
(a)(b)
2,810,961
11,490 Splunk, Inc.
(a)
1,016,405
5,500 Spotify Technology SA
(a)
516,065
16,471 SS&C Technologies Holdings, Inc. 956,471
16,103,193
Total Common Stock (Cost $74,434,390) 76,981,064
Shares Security Description Value
Money Market Fund - 34.7%
52,531,266 First American Treasury Obligations Fund, Class X, 1.32%
(d)
(Cost $52,531,266) 52,531,266
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Purchased Options - 0.7%
Call Options Purchased - 0.1%
19 Alibaba Group Holding, Ltd. $ 180.00 01/24 $ 342,000 24,938
868 Bank of America Corp. 50.00 09/22 4,340,000 1,736
877 Bank of America Corp. 45.00 09/22 3,946,500 3,508
299 Bristol-Myers Squibb Co. 80.00 07/22 2,392,000 10,166
48 Meta Platforms, Inc. 345.00 07/22 1,656,000 48
174 Morgan Stanley 110.00 07/22 1,914,000 174
60 Morgan Stanley 60.00 01/23 360,000 109,950
64 PayPal Holdings, Inc. 140.00 07/22 896,000 64
10,943 SPDR S&P 500 ETF Trust 412.00 07/22 450,851,600 43,772
161 Walgreens Boots Alliance, Inc. 45.00 01/23 724,500 17,227
466 Warner Bros Discovery, Inc. 30.00 07/22 1,398,000 466
277 Warner Bros Discovery, Inc. 27.50 07/22 761,750 277
Total Call Options Purchased (Premiums Paid $1,450,152) 212,326
Put Options Purchased - 0.6%
4,103 SPDR S&P 500 ETF Trust 365.00 07/22 154,785,675 808,291
1,366 SPDR S&P 500 ETF Trust 350.00 07/22 51,532,350 56,689
Total Put Options Purchased (Premiums Paid $2,487,802) 864,980
Total Purchased Options (Premiums Paid $3,937,954) 1,077,306
Investments, at value - 86.3% (Cost $130,903,610) $ 130,589,636
Total Written Options - (3.9)% (Premiums Received $(6,644,944)) (5,979,377)
Other Assets & Liabilities, Net - 17.6% 26,793,975
Net Assets - 100.0% $ 151,404,234

ABSOLUTE CAPITAL OPPORTUNITIES FUND
SCHEDULE OF CALL AND PUT OPTIONS WRITTEN (Unaudited)
June 30, 2022
3
Absolute Funds
Contracts Security Description Strike Price Exp. Date
Notional Contract
Value Value
Written Options - (3.9)%
Call Options Written - (1.7)%
(52) Activision Blizzard, Inc. $ 95.00 01/24 $ 404,872 $ (4,160)
(65) Apple, Inc. 150.00 01/23 888,680 (57,460)
(23) Pioneer Natural Resources Co. 230.00 01/23 513,084 (52,900)
(3,192) SPDR S&P 500 ETF Trust 373.00 07/22 (120,418,200) (2,437,092)
Total Call Options Written (Premiums Received $(4,684,573)) (2,551,612)
Put Options Written - (2.2)%
(11) Activision Blizzard, Inc. 95.00 01/24 104,500 (18,343)
(52) Activision Blizzard, Inc. 65.00 01/24 338,000 (24,050)
(19) Adobe, Inc. 465.00 01/23 883,500 (204,060)
(10) Alibaba Group Holding, Ltd. 150.00 01/23 150,000 (43,100)
(6) Alibaba Group Holding, Ltd. 120.00 01/23 72,000 (13,152)
(25) Analog Devices, Inc. 150.00 09/22 375,000 (28,275)
(124) Bank of America Corp. 40.00 06/23 496,000 (120,590)
(135) Bank of America Corp. 38.00 06/23 513,000 (110,970)
(69) Bed Bath & Beyond, Inc. 20.00 01/23 138,000 (108,261)
(70) Bristol-Myers Squibb Co. 65.00 01/23 455,000 (10,990)
(150) Citigroup, Inc. 60.00 01/23 900,000 (224,625)
(78) Comcast Corp. 57.50 01/23 448,500 (144,495)
(90) CVS Health Corp. 90.00 01/23 810,000 (58,275)
(51) EOG Resources, Inc. 85.20 01/23 434,520 (33,354)
(33) Fiserv, Inc. 95.00 01/23 313,500 (36,630)
(39) Fisker, Inc. 17.50 01/23 68,250 (39,000)
(74) Intel Corp. 40.00 01/23 296,000 (39,960)
(53) Las Vegas Sands Corp. 35.00 01/23 185,500 (32,463)
(20) Merck & Co., Inc. 90.00 01/23 180,000 (11,900)
(116) Merck & Co., Inc. 80.00 01/23 928,000 (31,552)
(16) Meta Platforms, Inc. 280.00 01/23 448,000 (190,520)
(123) MGM Resorts International 40.00 01/23 492,000 (146,985)
(124) MGM Resorts International 35.00 01/23 434,000 (99,510)
(41) Morgan Stanley 95.00 01/23 389,500 (85,793)
(12) Netflix, Inc. 220.00 01/24 264,000 (82,440)
(44) Occidental Petroleum Corp. 70.00 01/23 308,000 (76,340)
(161) Paramount Global 27.00 01/23 434,700 (82,110)
(1) PayPal Holdings, Inc. 175.00 09/22 17,500 (10,537)
(9) PayPal Holdings, Inc. 130.00 01/23 117,000 (54,630)
(20) PayPal Holdings, Inc. 115.00 01/24 230,000 (96,150)
(35) Peloton Interactive, Inc. 35.00 01/23 122,500 (90,562)
(17) Penn National Gaming, Inc. 45.00 01/23 76,500 (27,243)
(34) Philip Morris International, Inc. 95.00 01/23 323,000 (22,270)
(60) Philip Morris International, Inc. 80.00 01/23 480,000 (14,250)
(14) Pioneer Natural Resources Co. 190.00 01/23 266,000 (27,160)
(22) Salesforce, Inc. 200.00 01/23 440,000 (91,080)
(6) The Boston Beer Co., Inc. 420.00 01/23 252,000 (75,570)
(141) The Charles Schwab Corp. 75.00 01/23 1,057,500 (200,572)
(118) The Gap, Inc. 18.00 08/22 212,400 (117,115)
(19) The Walt Disney Co. 155.00 01/23 294,500 (116,128)
(127) Warner Bros Discovery, Inc. 22.50 01/24 285,750 (126,365)
(10) Wayfair, Inc. 150.00 01/23 150,000 (106,650)
(189) Weber, Inc. 7.50 12/22 141,750 (42,525)
(29) Zillow Group, Inc. 70.00 01/23 203,000 (111,215)
Total Put Options Written (Premiums Received $(1,960,371)) (3,427,765)
Total Written Options - (3.9)% (Premiums Received $(6,644,944)) $ (5,979,377)

ABSOLUTE CAPITAL OPPORTUNITIES FUND
NOTES TO SCHEDULES OF INVESTMENTS AND CALL AND PUT OPTIONS WRITTEN (Unaudited)
June 30, 2022
4
Absolute Funds
The following is a summary of the inputs used to value the Fund's investments and other financial instruments and liabilities as of June 30, 2022.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the
Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
* Other Financial Instruments are derivatives not reflected in the Schedule of Investments, such as written options, which are reported at their market value at period end.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS
WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION
ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
ADR American Depositary Receipt
ETF Exchange Traded Fund
PLC Public Limited Company
(a) Non-income producing security.
(b) Subject to put option written by the Fund.
(c) Subject to call option written by the Fund.
(d) Dividend yield changes daily to reflect current market conditions.
Rate was the quoted yield as of June 30, 2022.
Level 1 Level 2 Level 3 Total
Assets
Investments at Value
Common Stock
Communication Services $ 10,768,620 $ – $ – $ 10,768,620
Consumer Discretionary 21,292,069 – – 21,292,069
Consumer Staples 1,746,028 – – 1,746,028
Energy 2,848,666 – – 2,848,666
Financials 16,239,683 – – 16,239,683
Health Care 2,503,407 – – 2,503,407
Industrials 5,479,398 – – 5,479,398
Information Technology 16,103,193 – – 16,103,193
Money Market Fund – 52,531,266 – 52,531,266
Purchased Options 885,729 191,577 – 1,077,306
Investments at Value $ 77,866,793 $ 52,722,843 $ – $ 130,589,636
Total Assets $ 77,866,793 $ 52,722,843 $ – $ 130,589,636
Liabilities
Other Financial Instruments*
Written Options (847,660) (5,131,717) – (5,979,377)
Total Liabilities $ (847,660) $ (5,131,717) $ – $ (5,979,377)